Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2021, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. (“So-Young China”)	the PRC, 2018	100%	Management consulting services
Wuhan Zeqi Technology Co., Ltd. (“Wuhan Zeqi”)	the PRC, 2021	100%	Investment holding
Wuhan Miracle Laser Systems, Inc. (“Wuhan Miracle”)	the PRC, 2021	91.77%	Production, sales and agency of equipment
Wuhan Haoweilai Technology Co., Ltd. (“Wuhan Haoweilai”)	the PRC, 2021	91.77%	Production, sales and agency of equipment
Shanghai Jiading Tonghua Micro Finance Co., Ltd. (“Tonghua Micro Finance”)	the PRC, 2021	100%	Micro finance services

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. (“Chiyan Beijing”)	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing So-Young Qingyang Medical Instrument Co., Ltd.	the PRC, 2017	100%	Sales of medical equipment
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Shanghai Leya Health Technology Co., Ltd. (“Leya”)	the PRC, 2020	63.37%	Technology advisory services
Hainan Yixian Daka Technology Co., Ltd.	the PRC, 2021	100%	Technology advisory services
Hainan So-Young Medical Technology Co., Ltd	the PRC, 2021	100%	Sales and agency of equipment

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	374,132	255,655
Restricted cash and term deposit	21,865	15,119
Trade receivables	52,871	33,817
Inventories, net	—	51
Receivables from online payment platforms	16,182	13,476
Short-term investments and term deposit	70,000	—
Amounts due from Group companies	9,442	116,817
Amounts due from related parties	7,764	14,038
Prepayment and other current assets	42,918	75,772
Total current assets	595,174	524,745

Non-current assets:
Investment in subsidiaries	—	35,082
Long-term investments	158,509	152,082
Intangible assets	60,009	35,877
Goodwill	48,500	684
Property and equipment, net	29,396	23,060
Deferred tax assets	44,828	32,554
Operating lease right-of-use assets	70,911	57,512
Other non-current assets	9,448	9,486
Total non-current assets	421,601	346,337
Total assets	1,016,775	871,082

Liabilities
Current liabilities:
Taxes payable	49,899	35,821
Contract liabilities	135,385	99,427
Salary and welfare payables	48,560	47,702
Amounts due to Group companies	306,567	339,951
Amounts due to related parties	2,404	681
Accrued expenses and other current liabilities	226,890	194,791
Operating lease liabilities	24,799	28,269
Total current liabilities	794,504	746,642
Operating lease liabilities-non current	58,615	39,390
Deferred tax liabilities	8,522	7,431
Amounts due to Group companies-non current	13,443	—
Total non-current liabilities	80,580	46,821
Total liabilities	875,084	793,463

Mezzanine equity	23,205	—

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (continued)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Third-party revenues	1,151,637	1,294,888	1,573,161
Inter-company revenues	—	—	358
Total revenues	1,151,637	1,294,888	1,573,519
Third-party costs	(184,712)	(182,736)	(221,286)
Inter-company costs	(439,922)	(365,678)	(607,016)
Total Costs	(624,634)	(548,414)	(828,302)
Total operating expenses	(508,287)	(762,995)	(822,210)
Income /(loss) from non-operations	14,089	4,281	(7,557)
Income/(loss) before income tax expense	32,805	(12,240)	(84,550)
Income tax expense	(33,096)	(11,433)	(23,524)
Net loss	(291)	(23,673)	(108,074)
Net loss attributable to noncontrolling interests	—	930	28,533
Net loss attributable to So-Young International Inc.	(291)	(22,743)	(79,541)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Inter-company payments related to service fee	(381,190)	(148,574)	(846,063)
Others operating activities with external parties	542,274	428,307	538,711
Net cash generated from/(used in) operating activities	161,084	279,733	(307,352)
Purchase of short-term investments	(260,000)	(354,235)	(40,000)
Proceeds from maturities of short-term investments	200,000	403,000	110,000
Acquisitions of business combination, net of cash acquired	—	—	(902)
Loans to Group companies	(1,500)	—	(164,000)
Repayments from Group companies	1,500	—	82,006
Other investing activities with external parties	(55,497)	(196,768)	(26,244)
Net cash used in investing activities	(115,497)	(148,003)	(39,140)
Borrowings under loan from Group companies	—	—	289,903
Repayments to borrowings under loan from Group companies	—	—	(68,677)
Proceeds from initial public offering, net of issuance cost	(6,283)	—	—
Other financing activities with external parties	—	(6,500)	—
Net cash (used in)/provided by financing activities	(6,283)	(6,500)	221,226
Net increase/(decrease) in cash, cash equivalents and restricted cash	39,304	125,230	(125,266)